CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Income/(Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2021	$ 986,893	$ 86,453	$ 1,505,196	$ (610,328)	$ 5,572	$ 52,621	$ 1,039,514
Balance (in shares) at Dec. 31, 2021		864,531
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	(162,861)			(162,861)		(11)	(162,872)
Issuances in relation to share option exercises	34	$ 4	30				34
Issuances in relation to share option exercises (in shares)		44
Share-based compensation - Share options	3,732		3,732			9	3,741
Share-based compensation - Long-term incentive plan ("LTIP")	23,704		23,704			(13)	23,691
Share-based compensation	27,436		27,436			(4)	27,432
LTIP-treasury shares acquired and held by Trustee	(48,084)		(48,084)				(48,084)
Foreign currency translation adjustments	(3,690)				(3,690)	(485)	(4,175)
Balance at Jun. 30, 2022	799,728	$ 86,457	1,484,578	(773,189)	1,882	52,121	851,849
Balance (in shares) at Jun. 30, 2022		864,575
Balance at Dec. 31, 2021	986,893	$ 86,453	1,505,196	(610,328)	5,572	52,621	1,039,514
Balance (in shares) at Dec. 31, 2021		864,531
Balance at Dec. 31, 2022	610,367	$ 86,478	1,497,273	(971,481)	(1,903)	26,503	636,870
Balance (in shares) at Dec. 31, 2022		864,775
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	168,551			168,551		917	169,468
Issuances in relation to share option exercises	1,058	$ 138	920				1,058
Issuances in relation to share option exercises (in shares)		1,386
Share-based compensation - Share options	3,236		3,236			3	3,239
Share-based compensation - Long-term incentive plan ("LTIP")	13,844		13,844			(33)	13,811
Share-based compensation	17,080		17,080			(30)	17,050
LTIP-treasury shares acquired and held by Trustee	(9,071)		(9,071)				(9,071)
Dividends declared to non-controlling shareholders of subsidiaries						(9,068)	(9,068)
LTIP-treasury shares acquired and held by Trustee			127	(127)
Divestment of an equity investee	(45)		(49)		4		(45)
Foreign currency translation adjustments	(5,901)				(5,901)	(344)	(6,245)
Balance at Jun. 30, 2023	$ 782,039	$ 86,616	$ 1,506,280	$ (803,057)	$ (7,800)	$ 17,978	$ 800,017
Balance (in shares) at Jun. 30, 2023		866,161